CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
CURRENT ASSETS:
Cash and cash equivalents		$ 11,571	$ 23,236	$ 11,132	$ 15,598
Restricted cash		792	618	584	576
Short-term deposits		100,465	8,080		30,417
Prepaid expenses and other receivables		3,199	707		864
Total current assets		116,027	32,641		47,455
Long-term assets:
Long term prepaid expenses		207	2,028		139
Property and equipment, net		7,746	7,546		5,395
Total long-term assets		7,953	9,574		5,534
Total assets		123,980	42,215		52,989
CURRENT LIABILITIES:
Trade payables		1,197	1,203		964
Other payables and accrued expenses		1,567	3,202		1,124
Total current liabilities		2,764	4,405		2,088
LONG-TERM LIABILITIES:
Warrants to convertible preferred shares		12,948	18,623		5,366
Total liabilities		15,712	23,028		7,454
Commitments and Contingencies
Convertible Preferred shares of no-par value per share -- Authorized: 25,348,176 shares as of December 31, 2020 and 2021; Issued and outstanding: 13,739,186 shares as of December 31, 2020 and 2021; *)	[1]		53,964		53,964
Shareholders' deficiency:
Additional paid-in capital		188,851	18,063		17,140
Accumulated deficit		(80,583)	(52,840)		(25,569)
Total shareholders' equity (deficiency)		108,268	(34,777)	$ (26,837)	(8,429)	$ (193)	$ 1,861
Total liabilities, Convertible Preferred shares and shareholders' equity (deficiency)		$ 123,980	$ 42,215		$ 52,989

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.